UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):      |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Integre Advisors
Address: 277 Park Avenue 49th Floor
         New York, NY 10172

13F File Number: ____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael J Marrone
Title: Vice President
Phone: (212)838-2300

Signature,                       Place, and Date of Signing:

/s/   Michael J Marrone          277 Park Ave, NY, NY 10172     08/07/2006
---------------------------      --------------------------   ------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:  $151,746

List of Other Included Managers: N/A

                                INTEGRE ADVISORS
                                    FORM 13F
                                  June 30, 2006

                                 TITLE OF               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER            CLASS      CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE     SHARED     NONE
------------------------------   --------  ---------   --------  -------  ---  ----  -------  --------  --------  --------  --------
AVID TECHNOLOGY INC              COM       05367p100     6399     191978  SH         SOLE                 43485     3472     145021
BOSTON SCIENTIFIC CORP           COM       101137107     5356     318045  SH         SOLE                 72296     6977     238772
BRADY CORPORATION CL A           COM       104674106     6721     182441  SH         SOLE                 31944     4165     146332
CAREER EDUCATION CORP            COM       141665109     7605     254424  SH         SOLE                 46133     4009     204282
                                                            2         75  SH         OTHER                                       75
CIRCUIT CITY STORES INC CIRCUI   COM       172737108     9052     332566  SH         SOLE                 60469     8807     263290
CONOCOPHILLIPS                   COM       20825c104     3431      52353  SH         SOLE                 21053     2679      28621
COOPER COMPANIES INC NEW (THE)   COM       216648402     2508      56633  SH         SOLE                 21950     2900      31783
DELL INC                         COM       24702r101     3002     122719  SH         SOLE                 49504     4964      68251
FIRST AMERICAN CORP              COM       318522307     6604     156244  SH         SOLE                 36707     4452     115085
FISERV INC                       COM       337738108     3299      72740  SH         SOLE                 28559     2996      41185
HEALTHCARE REALTY TRUST          COM       421946104     2685      84296  SH         SOLE                 34493               49803
LEAP WIRELESS INTL INC NEW       COM       521863308    20314     428110  SH         SOLE                 43733     4541     379836
LEXMARK INTERNATIONAL INC CL A   COM       529771107     8739     156525  SH         SOLE                 33040     3337     120148
MERCURY GENERAL CORP NEW         COM       589400100     2847      50499  SH         SOLE                 20985     2107      27407
MIRANT CORP                      COM       60467r100     7619     284301  SH         SOLE                 62909     5528     215864
PACIFIC SUNWEAR OF CALIFORNIA    COM       694873100     5239     292195  SH         SOLE                 74000     6407     211788
PLATINUM UNDERWRITERS HOLDINGS   COM       g7127p100     2434      86977  SH         SOLE                 38425     3827      44725
QUIKSILVER INC                   COM       74838c106     6624     543839  SH         SOLE                111655    12429     419755
RELIANT ENERGY INC               COM       75952b105    12075    1007968  SH         SOLE                157175    15901     834892
STRYKER CORP                     COM       863667101     2632      62502  SH         SOLE                 21797     2948      37757
TEMPUR PEDIC INTERNATIONAL INC   COM       88023u101     7530     557380  SH         SOLE                106739     8855     441786
                                                            1        100  SH         OTHER                                      100
THE GREAT ATLANTIC & PACIFIC T   COM       390064103     6787     298734  SH         SOLE                 67107     6379     225248
TYCO INTERNATIONAL LTD           COM       902124106     2535      92170  SH         SOLE                 40781     2700      48689
UNITEDHEALTH GROUP INC           COM       91324p102     7210     161004  SH         SOLE                 33257     3432     124315
WCI COMMUNITIES INC              COM       92923c104     2495     123902  SH         SOLE                 52116     4910      66876

REPORT SUMMARY 27 DATA RECORDS                         151746              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED